Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS III
Entity Central Index Key	dei_EntityCentralIndexKey	0001329954
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2021
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | John Hancock Disciplined Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | John Hancock Disciplined Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 599
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,035
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,685
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | John Hancock Disciplined Value Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,899
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,899
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | John Hancock Disciplined Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | John Hancock Disciplined Value Fund | Class R2
Prospectus [Line Items]	rr_ProspectusLineItems
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,408
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | John Hancock Disciplined Value Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,226
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | John Hancock Disciplined Value Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	0.05%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	226
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882
John Hancock Disciplined Value Fund - Classes A, C, I, R2, R4, R5 and R6 | John Hancock Disciplined Value Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
John Hancock Disciplined Value Fund - Class NAV | John Hancock Disciplined Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock Disciplined Value Fund - Class NAV | John Hancock Disciplined Value Fund | Class NAV
Prospectus [Line Items]	rr_ProspectusLineItems
Management fee	rr_ManagementFeesOverAssets	0.61%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective October 1, 2021.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[4]	“Management fee” has been restated to reflect the contractual management fee schedule effective October 1, 2021.